Our Significant Accounting Policies (Policy)	12 Months Ended
Dec. 27, 2014
Accounting Policies [Abstract]
Goodwill and Intangible Assets, Policy [Policy Text Block]
Goodwill and Other Intangible Assets
Indefinite-lived intangible assets and goodwill are not amortized and are assessed for impairment at least annually, using either a qualitative or quantitative approach. We perform this annual assessment during our third quarter. Where we use the qualitative assessment, first we determine if, based on qualitative factors, it is more likely than not that an impairment exists. Factors considered include macroeconomic, industry and competitive conditions, legal and regulatory environment, historical financial performance and significant changes in the brand or reporting unit. If the qualitative assessment indicates that it is more likely than not that an impairment exists, then a quantitative assessment is performed.
The quantitative assessment requires an analysis of several estimates including future cash flows or income consistent with management’s strategic business plans, annual sales growth rates and the selection of assumptions underlying a discount rate (weighted average cost of capital) based on market data available at the time. In the quantitative assessment of indefinite-lived intangible assets, if the carrying amount of the indefinite-lived intangible asset exceeds its estimated fair value, as determined by its discounted cash flows or another income-based approach, an impairment loss is recognized in an amount equal to that excess. Quantitative assessment of goodwill is performed using a two-step impairment test at the reporting unit level. A reporting unit can be a division or business within a division. The first step compares the carrying value of a reporting unit, including goodwill, with its estimated fair value, as determined by its discounted cash flows. If the carrying value of a reporting unit exceeds its estimated fair value, we complete the second step to determine the amount of goodwill impairment loss that we should record, if any. In the second step, we determine an implied fair value of the reporting unit’s goodwill by allocating the estimated fair value of the reporting unit to all of the assets and liabilities other than goodwill (including any unrecognized intangible assets). The amount of impairment loss is equal to the excess of the carrying value of the goodwill over the implied fair value of that goodwill. Quantitative assessments described above are primarily based on expected future levels of sales and operating profit which are inputs from our annual long-range planning process that are used to estimate future cash flows. Additionally, they are also impacted by estimates of discount rates, perpetuity growth assumptions and other factors. Significant management judgment is necessary to estimate the impact of competitive operating, macroeconomic and other factors to estimate future levels of sales, operating profit or cash flows. All assumptions used in our impairment evaluations for nonamortizable intangible assets, such as forecasted growth rates and weighted average cost of capital, are based on the best available market information and are consistent with our internal forecasts and operating plans.
Amortizable intangible assets are only evaluated for impairment upon a significant change in the operating or macroeconomic environment. If an evaluation of the undiscounted future cash flows indicates impairment, the asset is written down to its estimated fair value, which is based on its discounted future cash flows or another income-based approach.
For additional unaudited information on goodwill and other intangible assets see “Our Critical Accounting Policies” in Management’s Discussion and Analysis of Financial Condition and Results of Operations.

Other Significant Accounting Policies [Policy Text Block]
Other Significant Accounting Policies
Our other significant accounting policies are disclosed as follows:

•	Property, Plant and Equipment and Intangible Assets – Note 4.

•	Income Taxes – Note 5, and for additional unaudited information see “Our Critical Accounting Policies” in Management’s Discussion and Analysis of Financial Condition and Results of Operations.

•	Stock-Based Compensation – Note 6.

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Pension, Retiree Medical and Savings Plans – Note 7, and for additional unaudited information see “Our Critical Accounting Policies” in Management’s Discussion and Analysis of Financial Condition and Results of Operations.

•	Financial Instruments – Note 10, and for additional unaudited information, see “Our Business Risks” in Management’s Discussion and Analysis of Financial Condition and Results of Operations.

•	Inventories – Note 14. Inventories are valued at the lower of cost or market. Cost is determined using the average; first-in, first-out (FIFO) or last-in, first-out (LIFO) methods.

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Translation of Financial Statements of Foreign Subsidiaries – Financial statements of foreign subsidiaries are translated into U.S. dollars using period-end exchange rates for assets and liabilities and weighted-average exchange rates for revenues and expenses. Adjustments resulting from translating net assets are reported as a separate component of accumulated other comprehensive loss within common shareholders’ equity as currency translation adjustment.

Revenue Recognition
Revenue Recognition
We recognize revenue upon shipment or delivery to our customers based on written sales terms that do not allow for a right of return. However, our policy for DSD and certain chilled products is to remove and replace damaged and out-of-date products from store shelves to ensure that consumers receive the product quality and freshness they expect. Similarly, our policy for certain warehouse-distributed products is to replace damaged and out-of-date products. Based on our experience with this practice, we have reserved for anticipated damaged and out-of-date products. For additional unaudited information on our revenue recognition and related policies, including our policy on bad debts, see “Our Critical Accounting Policies” in Management’s Discussion and Analysis of Financial Condition and Results of Operations. We are exposed to concentration of credit risk from our customers, including Wal-Mart. In 2014, sales to Wal-Mart (including Sam’s) represented approximately 12% of our total net revenue, including concentrate sales to our independent bottlers, which are used in finished goods sold by them to Wal-Mart. We have not experienced credit issues with these customers.

Sales Incentives And Other Marketplace Spending
Total Marketplace Spending
We offer sales incentives and discounts through various programs to customers and consumers. Total marketplace spending includes sales incentives, discounts, advertising and other marketing activities. Sales incentives and discounts are primarily accounted for as a reduction of revenue and totaled $35.8 billion in 2014 and $34.7 billion in both 2013 and 2012. Sales incentives and discounts include payments to customers for performing merchandising activities on our behalf, such as payments for in-store displays, payments to gain distribution of new products, payments for shelf space and discounts to promote lower retail prices. It also includes support provided to our independent bottlers through funding of advertising and other marketing activities. While most of these incentive arrangements have terms of no more than one year, certain arrangements, such as fountain pouring rights, may extend beyond one year. Costs incurred to obtain these arrangements are recognized over the shorter of the economic or contractual life, primarily as a reduction of revenue, and the remaining balances of $355 million as of December 27, 2014 and $410 million as of December 28, 2013 are included in prepaid expenses and other current assets and other assets on our balance sheet. For additional unaudited information on our sales incentives, see “Our Critical Accounting Policies” in Management’s Discussion and Analysis of Financial Condition and Results of Operations.
Advertising and other marketing activities, reported as selling, general and administrative expenses, totaled $3.9 billion in 2014 and 2013 and $3.7 billion in 2012, including advertising expenses of $2.3 billion in 2014, $2.4 billion in 2013 and $2.2 billion in 2012. Deferred advertising costs are not expensed until the year first used and consist of:

•	media and personal service prepayments;

•	promotional materials in inventory; and

•	production costs of future media advertising.
Deferred advertising costs of $42 million and $68 million as of December 27, 2014 and December 28, 2013, respectively, are classified as prepaid expenses on our balance sheet.

Distribution Costs
Distribution Costs
Distribution costs, including the costs of shipping and handling activities, are reported as selling, general and administrative expenses. Shipping and handling expenses were $9.7 billion in 2014, $9.4 billion in 2013 and $9.1 billion in 2012.

Cash Equivalents	Cash Equivalents Cash equivalents are highly liquid investments with original maturities of three months or less.
Software Costs
Software Costs
We capitalize certain computer software and software development costs incurred in connection with developing or obtaining computer software for internal use when both the preliminary project stage is completed and it is probable that the software will be used as intended. Capitalized software costs include only (i) external direct costs of materials and services utilized in developing or obtaining computer software, (ii) compensation and related benefits for employees who are directly associated with the software project and (iii) interest costs incurred while developing internal-use computer software. Capitalized software costs are included in property, plant and equipment on our balance sheet and amortized on a straight-line basis when placed into service over the estimated useful lives of the software, which approximate 5 to 10 years. Software amortization totaled $208 million in 2014, $197 million in 2013 and $196 million in 2012. Net capitalized software and development costs were $0.9 billion and $1.1 billion as of December 27, 2014 and December 28, 2013, respectively.

Commitments And Contingencies
Commitments and Contingencies
We are subject to various claims and contingencies related to lawsuits, certain taxes and environmental matters, as well as commitments under contractual and other commercial obligations. We recognize liabilities for contingencies and commitments when a loss is probable and estimable. For additional information on our commitments, see Note 9 to our consolidated financial statements.

Research And Development
Research and Development
We engage in a variety of research and development activities and continue to invest to accelerate growth to drive innovation globally. These activities principally involve production, processing and packaging and include: development of new ingredients and products; reformulation and improvement in the quality of existing products; improvement and modernization of manufacturing processes; improvements in product quality, safety and integrity; development of, and improvements in, packaging technology and dispensing equipment; and efforts focused on identifying opportunities to transform, grow and broaden our product portfolio, including the development of sweetener alternatives and flavor modifiers to reduce added sugar, and recipes that allow us to reduce sodium levels in certain of our products. We also made investments to minimize our impact on the environment, including innovation in our packaging to make it increasingly sustainable, and developed and implemented new technologies to enhance the quality and value of our current and future products, as well as made investments to incorporate into our operations best practices and technology to support sustainable agriculture and to minimize our impact on the environment. We continue to make investments to conserve energy and raw materials, reduce waste in our facilities, recycle containers, use renewable resources and optimize package design to use fewer materials. Consumer research is excluded from research and development costs and included in other marketing costs. Research and development costs were $718 million, $665 million and $552 million in 2014, 2013 and 2012, respectively, and are reported within selling, general and administrative expenses.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board (FASB) issued accounting guidance for share-based payments when the terms of an award provide that a performance target could be achieved after the requisite service period. The guidance requires that a performance target that could be achieved after the requisite service period is treated as a performance condition that affects the vesting of the award rather than factored into the grant date fair value. The guidance is effective as of the beginning of our 2016 fiscal year and can be applied prospectively to all share-based payments granted or modified on or after the effective date with early adoption permissible. This guidance is not expected to have any impact on our financial statements.
In May 2014, the FASB issued accounting guidance on revenue recognition, which provides for a single five-step model to be applied to all revenue contracts with customers. The standard also requires additional financial statement disclosures that will enable users to understand the nature, amount, timing and uncertainty of revenue and cash flows relating to customer contracts. Companies have an option to use either a retrospective approach or cumulative effect adjustment approach to implement the standard. There is no option for early adoption. The provisions of this guidance will be effective as of the beginning of our 2017 fiscal year. We are currently evaluating the impact of the guidance on our financial statements and have not yet selected a transition approach to implement the standard.
In July 2013, the FASB issued accounting guidance that requires an entity to net its liability for unrecognized tax positions against a net operating loss carryforward, a similar tax loss or a tax credit carryforward when settlement in this manner is available under the tax law. The provisions of this guidance were effective as of the beginning of our 2014 fiscal year and did not have a material impact on our financial statements.
In February 2013, the FASB issued guidance that requires an entity to disclose information showing the effect of the items reclassified from accumulated other comprehensive income on the line items of net income. The provisions of this guidance were effective prospectively as of the beginning of our 2013 fiscal year. Accordingly, we included enhanced footnote disclosure for the years ended December 27, 2014 and December 28, 2013 in Note 13.
In July 2012, the FASB issued accounting guidance that permits an entity to first assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform a quantitative impairment test. An entity would continue to calculate the fair value of an indefinite-lived intangible asset if the asset fails the qualitative assessment, while no further analysis would be required if it passes. The provisions of this guidance were effective for 2013 and have had no impact on our annual indefinite-lived intangible asset impairment test results.
In December 2011, the FASB issued disclosure requirements that were intended to enhance current disclosures on offsetting financial assets and liabilities. The disclosures required an entity to disclose both gross and net information about derivative instruments accounted for in accordance with the guidance on derivatives and hedging that are eligible for offset on the balance sheet and instruments and transactions subject to an agreement similar to a master netting arrangement. The provisions of these disclosure requirements were effective as of the beginning of our 2014 fiscal year. Accordingly, we included enhanced footnote disclosure in Note 10.